Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (463,548)	$ (75,321)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from discontinued operations		1,959
Loss on sale of discontinued operations		1,457
Change in operating assets and liabilities:
Accounts receivable	(3,828)
Accrued liabilities and customer deposit	(10,000)	(11,863)
Accrued expense due to related party		(50,000)
Net cash used in operating activities - continuing operations	(480,248)	(136,685)
Net cash used in operating activities - discontinued operations		(22,175)
Net cash used in operating activities	(480,248)	(158,860)
Cash Flows From Investing Activities
Disposal of subsidiary, net of cash disposed of		(2,094)
Net cash used in investing activities - continuing operations		(2,094)
Cash Flows From Financing Activities
(Repayment to) advances from officer/principal shareholder	(49,968)	38,660
Proceeds from shares issued for cash in private placements	535,000
Net cash provided by financing activities - continuing operations	485,032	38,660
Net cash provided by financing activities - discontinued operations		114,444
Net cash provided by financing activities	485,032	153,104
Effect of exchange rate changes in cash and cash equivalents		2,536
Net change in cash and cash equivalents	4,784	(5,314)
Cash and cash equivalents, beginning of period	797	11,822
Cash and cash equivalents, ending of period	5,581	6,508
Cash paid for:
Interest
Income taxes
Non-Cash Financing Activities:
Capital contribution due to forgiveness of debt from officer/principal shareholder		137,049
Nonrelated Party [Member]
Change in operating assets and liabilities:
Prepaid expense to related party	(958)	(2,917)
Related Party [Member]
Change in operating assets and liabilities:
Prepaid expense to related party	$ (1,914)